Cash, Cash Equivalents and Restricted Cash - Schedule of cash, restricted cash and equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 129,005	$ 54,932
Restricted cash	93	165
Cash, cash equivalents and restricted cash	$ 129,098	$ 55,097